Reconciliations of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Mar. 31, 2025
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
Schedule of Reconciliations of Liabilities Arising From Financing Activities
	As of March 31, 2024	As of March 31, 2025
	USD	USD
As at 1 April	217,651	-
Cash flows:
– Payments of lease liabilities	(201,861)	(360,602)
– Payments of lease interests	(8,705)	(115,595)
Non-cash flows:
– Additions	-	2,042,757
– Interest expense	8,705	115,595
– Exchange differences	(15,790)	(1,769)
As at 31 March	-	1,680,386